ACQUISITIONS, LICENSING AGREEMENTS AND ASSETS HELD FOR SALE - Narrative (Details)				1 Months Ended	3 Months Ended	10 Months Ended	12 Months Ended
	Sep. 21, 2020 USD ($)	Mar. 06, 2019 USD ($)	Oct. 16, 2018 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) businessCombination	Dec. 31, 2019 USD ($) businessCombination	Dec. 31, 2018 USD ($) businessCombination
Business Combinations
Other expense, net							$ 454,000,000	$ 1,414,000,000	$ (20,000,000)
Reduction of additional paid-in capital									$ 18,000,000
Number of other material business combinations | businessCombination							0	0	0
Held For Sale
Business Combinations
Impairment of long-lived assets									$ 5,000,000
Held For Sale | A Certain International Business
Business Combinations
Impairment of long-lived assets							$ 96,000,000
Noncash cumulative foreign currency translation loss							$ 344,000,000
Additional Paid-In Capital
Business Combinations
Reduction of additional paid-in capital									$ 15,000,000
Allegro
Business Combinations
Other expense, net					$ 10,000,000
Potential asset acquisition, aggregate purchase price	$ 50,000,000
Potential asset acquisition, upfront payment included in aggregate purchase price	10,000,000
Potential asset acquisition, additional funding payment included in aggregate purchase price	$ 40,000,000			$ 40,000,000
Synergy
Business Combinations
Cash payments to acquire certain assets and assumed liabilities		$ 180,000,000
Revenue of acquiree since acquisition date						$ 55,000,000
Pro-forma revenue								$ 0
Pro-forma operating results								0
Operating results of acquiree since acquisition						$ 0
Other expense, net								$ 8,000,000
Medpharma
Business Combinations
Cash payments to acquire certain assets and assumed liabilities			$ 18,000,000
Percentage interest acquired			40.00%
Medpharma | Additional Paid-In Capital
Business Combinations
Reduction of additional paid-in capital			$ 15,000,000